Quantitative Information about Assets Measured at Fair Value on Nonrecurring Basis (Detail) (Nonrecurring fair value measurements, USD $)					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Level 3	Dec. 31, 2011 Level 3	Dec. 31, 2012 Foreclosed Real Estate Level 3		Dec. 31, 2012 Foreclosed Real Estate Level 3 Maximum		Dec. 31, 2012 Foreclosed Real Estate Level 3 Minimum		Dec. 31, 2012 Foreclosed Real Estate Level 3 Weighted Average		Dec. 31, 2012 Impaired loans Level 3		Dec. 31, 2012 Impaired loans Level 3 Maximum		Dec. 31, 2012 Impaired loans Level 3 Minimum		Dec. 31, 2012 Impaired loans Level 3 Weighted Average
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, Fair Value Disclosure	$ 30,938,375	$ 22,153,910	$ 30,938,375	$ 22,153,910	$ 5,412,435								$ 25,525,940
Discount for lack of marketability and age of appraisal							(18.00%)		0.00%		1.30%				(92.00%)		0.00%		3.39%
Liquidation expenses							(7.00%)	[1]	0.00%	[1]	(6.90%)	[1]			(8.00%)	[1]	0.00%	[1]	(6.89%)	[1]
Fair Value Measurements, Valuation Techniques					Appraisal	[2]							Appraisal of collateral	[2]

[1]	Appraisals may be adjusted by management for qualitative factors including estimated liquidation expenses. The range of adjustments including liquidation expenses is presented as a percent of the appraisal.
[2]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include level 3 inputs which are not identifiable.